Short-term Bank Borrowings - Summary of Short-term Bank Borrowings (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Disclosure of detailed information about borrowings [abstract]
Fixed-rate bank borrowings	¥ 558,000	$ 85,517	¥ 558,000
Analyzed as:
Secured	180,000	27,586	180,000
Unsecured	378,000	57,931	378,000
Short-term borrowings	¥ 558,000	$ 85,517	¥ 558,000